Goldman Sachs Emerging Markets Debt Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Emerging Markets Debt Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 558
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	1,981
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	1,107
Expense Example, with Redemption, 10 Years	2,412
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,232
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	1,319
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	$ 1,220